12. INCOME TAXES: Schedule of Income Tax Reconciliation (Tables)	12 Months Ended
Jan. 31, 2021
Tables/Schedules
Schedule of Income Tax Reconciliation

	2021	2020	2019

Loss before income taxes	$(643,227)	$(1,061,028)	$(283,552)
Canadian statutory income tax rate	27.0%	27.0%	27.0%
Computed “expected” income tax expense	(173,671)	(286,478)	(76,559)

Differences resulting from:
Option based payments	59,722	147,329	20,365
Other items	1,949	10,149	194
Increase/(decrease) in deferred tax assets not recognized	112,000	129,000	56,000

Provision for income tax expense	$-	$-	$-